Restructuring Activities - Schedule of Severance Cost Recorded by Segment (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Severance Expense	[1]	$ 853	$ 518	$ 6,423	$ 3,425
Digital Wallets [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		582	139	2,767	1,645
Merchant Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		271	300	2,510	1,528
Unallocated Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		$ 0	$ 79	$ 1,146	$ 252

[1]	As of June 30, 2025 and December 31, 2024, the severance liability was $1,104 and $417, respectively.